Cover	Sep. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2023
Entity File Number	333-253043
Entity Registrant Name	DRAX, INDUSTRIES INC.
Entity Central Index Key	0001844519
Entity Tax Identification Number	85-3564745
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	2232 Dell Range Blvd St
Entity Address, City or Town	Cheyenne
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	92081
City Area Code	760
Local Phone Number	739-0069
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false